Share-Based Compensation - Grant-date Fair Value of Options Granted (Details) - Options - $ / shares	1 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate					0.59%	0.59%
Expected term (in years)					6 years	6 years
Expected volatility				93.20%	97.20%	97.20%
Fair value per share of underlying stock					$ 3.91	$ 3.91
Weighted average grant date fair value of the options granted	$ 0.95	$ 1.61	$ 1.81			$ 3.01
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate				1.38%			0.25%
Expected term (in years)				3 years 6 months			3 years 6 months
Expected volatility							95.83%
Fair value per share of underlying stock				$ 2.45			$ 0.08
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate				2.79%			0.55%
Expected term (in years)				6 years			6 years 3 months
Expected volatility							97.20%
Fair value per share of underlying stock				$ 1.24			$ 3.91